Accounts payable and accrued liabilities	12 Months Ended
Sep. 30, 2024
Trade and other current payables [abstract]
Accounts payable and accrued liabilities [Text Block]

10. Accounts payable and accrued liabilities

The following table presents a breakdown of our accounts payable and accrued liabilities:

	September 30, 2024	September 30, 2023

Trade payable	$881,835	$367,128
Accrued liabilities	610,558	1,189,678
Salary and vacation payable	168,244	93,070
Total	$1,660,637	$1,649,876